Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity (Tables) [Abstract]
Capital

On December 31, 2017, the Company's subscribed and paid up capital stock amounted to R$8,043,222 and comprised 797,257,604 shares with no par value, distributed as follows:

				Preferred		Preferred
		Common		shares		shares
		shares	%	class A	%	class B	%	Total	%

Odebrecht		226,334,623	50.11	79,182,498	22.95			305,517,121	38.32
Petrobras		212,426,952	47.03	75,761,739	21.96			288,188,691	36.15
ADR	(i)			56,088,424	16.26			56,088,424	7.04
Other		12,907,077	2.86	132,743,203	38.48	578,330	100.00	146,228,610	18.34
Total		451,668,652	100.00	343,775,864	99.65	578,330	100.00	796,022,846	99.85
Treasury shares				1,234,758	0.35			1,234,758	0.15
Total		451,668,652	100.00	345,010,622	100.00	578,330	100.00	797,257,604	100.00

(i)       American Depositary Receipts traded on the New York Stock Exchange (USA);

Profit or loss for the year

In a meeting held on November 28, 2017, the Board of Directors approved the prepayment of dividends in the amount of R$1,000,000, which was made on December 12, 2017. The amount was sufficient to meet the minimum mandatory dividends for fiscal year 2017.

		2017

Net income for the year of Company's shareholders		4,082,990
Amounts recorded directly to retained earnings
Legal reserves distribution		(204,150)
Tax incentive reserve distribution		(71,745)
Realization of additional property, plant and equipment		27,810
Prescribed dividends		482
		3,835,387
Destinations:
Total proposed dividends, paid in advance in December 2017	(i)	(1,000,000)
Additional dividends proposed	(ii)	(1,500,000)
Portion allocated to unrealized profit reserves	(iii)	(1,335,387)
		(3,835,387)

Composition of the total proposed dividends
Minimum dividends - 25% adjusted net income		(958,847)
Additional proposed dividends		(41,153)
Total dividends paid in December 2017		(1,000,000)
Additional dividends proposed		(1,500,000)
Total dividends		(2,500,000)

(i)      Per-share dividend of R$1.25671835741 per common and class “A” preferred share and R$0.60624979930 per class “B” preferred share.

(ii)    Such dividends will be submitted to shareholders for approval at a Shareholders' Meeting.

(iii)   The retained earnings reserve was accrued based on the capital budget, in accordance with Article 196 of Federal Law 6,404/76, to be allocated to future investments. Such retention will be subject to approval by shareholders convened in a Shareholders' Meeting.

Other comprehensive income

(f)              Other comprehensive income

	Attributed to shareholders' interest
	Deemed cost	Defined			Foreign
	and additional	benefit	Foreign		currency	Gain (loss)	Total
	indexation	plans actuarial	sales	Fair value	translation	on interest	Braskem	Non-controlling
	on PP&E	Gain (loss)	hedge	of hedge	adjustment	in subsidiary	shareholders'	interest in
	(i)	(ii)	(iii)	(iii)	(iv)	(v)	interest	subsidiaries	Total

On December 31, 2014	263,106	(30,103)	(3,263,732)	(289,667)	386,628	(9,404)	(2,943,172)	(115,385)	(3,058,557)

Additional indexation
Realization by depreciation or write-off assets	(41,268)						(41,268)		(41,268)
Income tax and social contribution	14,032						14,032		14,032

Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,462)						(1,462)		(1,462)
Income tax and social contribution	496						496		496

Foreign sales hedge
Exchange rate			(9,629,237)				(9,629,237)	(397,386)	(10,026,623)
Income tax and social contribution			3,225,996				3,225,996	119,129	3,345,125

Fair value of Cash flow hedge
Change in fair value				(524,682)			(524,682)	(24,791)	(549,473)
Transfer to result				(72,518)			(72,518)		(72,518)
Income tax and social contribution				199,176			199,176	7,139	206,315

Fair value of cash flow hedge from jointly-controlled				2,295			2,295		2,295

Actuarial loss with post-employment benefits, net of taxes		(9,129)					(9,129)		(9,129)

Foreign currency translation adjustment					718,763		718,763	(65,414)	653,349

On December 31, 2015	234,904	(39,232)	(9,666,973)	(685,396)	1,105,391	(9,404)	(9,060,710)	(476,708)	(9,537,418)

Additional indexation
Realization by depreciation or write-off assets	(41,268)						(41,268)		(41,268)
Income tax and social contribution	14,032						14,032		14,032

Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,461)						(1,461)		(1,461)
Income tax and social contribution	496						496		496

Foreign sales hedge
Exchange rate			2,625,551				2,625,551	(498,767)	2,126,784
Transfer to result			1,342,785				1,342,785	14,959	1,357,744
Income tax and social contribution			(1,406,740)				(1,406,740)	145,326	(1,261,414)

Fair value of Cash flow hedge
Change in fair value				247,815			247,815	(736)	247,079
Transfer to result				(19,434)			(19,434)	(12,135)	(31,569)
Income tax and social contribution				(79,194)			(79,194)	3,861	(75,333)

Fair value of cash flow hedge from jointly-controlled				(3,309)			(3,309)		(3,309)

Actuarial loss with post-employment benefits, net of taxes		(4,119)					(4,119)		(4,119)

Foreign currency translation adjustment					63,697		63,697	275,599	339,296

On December 31, 2016	206,703	(43,351)	(7,105,377)	(539,518)	1,169,088	(9,404)	(6,321,859)	(548,601)	(6,870,460)

Additional indexation
Realization by depreciation or write-off assets	(40,678)						(40,678)		(40,678)
Income tax and social contribution	13,831						13,831		13,831

Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,459)						(1,459)		(1,459)
Income tax and social contribution	496						496		496

Foreign sales hedge
Exchange rate			(42,507)				(42,507)	118,179	75,672
Transfer to result			1,145,602				1,145,602	40,924	1,186,526
Income tax and social contribution			(355,960)				(355,960)	(47,731)	(403,691)

Fair value of Cash flow hedge
Change in fair value				876,636			876,636	6,513	883,149
Transfer to result				(287,576)			(287,576)	9,632	(277,944)
Income tax and social contribution				(198,343)			(198,343)	(4,844)	(203,187)

Fair value of cash flow hedge from jointly-controlled				3,534			3,534		3,534

Actuarial loss with post-employment benefits, net of taxes		(8,654)					(8,654)		(8,654)

Foreign currency translation adjustment					51,445		51,445	(52,047)	(602)

On December 31, 2017	178,893	(52,005)	(6,358,242)	(145,267)	1,220,533	(9,404)	(5,165,492)	(477,975)	(5,643,467)

(i)	Transfer to retained earnings as the asset is depreciated or written-off/sold.
(ii)	Transfer to retained earnings when the extinction of the plan.
(iii)	Transfer to the income statement when maturity, prepayment or loss of efficacy for hedge accounting.
(iv)	Transfer to the income statement when write-off of subsidiary abroad.
(v)	Transfer to the income statement when divestment or transfer of control of subsidiary.